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April 3, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549




RE:  Smith Barney Principal Return Fund (the "Fund")
     File No. 33-25087



Dear Sirs:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above referenced Fund does not differ from that contained in Post-Effective Amendment No. 27 filed on March 28, 2003, which became effective on March 31, 2003.

Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,



/s/ Harris Goldblat
Harris Goldblat
Assistant Secretary